As filed with the Securities and Exchange Commission on May 13, 2020
1933 Act Registration File No. 033-50390
1940 Act File No. 811-07076

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	72	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	73	[X]

WILSHIRE MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California 90401
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 591-1568

(Name and Address of Agent for Service) Jason Schwarz c/o Wilshire Associated Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 72 hereby incorporates Parts A, B and C from the Fund’s PEA No. 71 on Form N‑1A filed April 28, 2020. This PEA No. 72 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 71.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the May 13, 2020.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 to the registration statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Roger Formisano*	Director	May 13, 2020
Roger Formisano
Edward Gubman*	Director	May 13, 2020
Edward Gubman
Elizabeth A. Levy-Navarro*	Director	May 13, 2020
Elizabeth A. Levy-Navarro
Suanne K. Luhn*	Director	May 13, 2020
Suanne K. Luhn
George J. Zock*	Director	May 13, 2020
George J. Zock
/s/Michael Wauters	Treasurer Principal Financial and Accounting Officer	May 13, 2020
Michael Wauters
/s/ Jason A. Schwarz	Director and President Principal Executive Officer	May 13, 2020
Jason A. Schwarz
*By: /s/ Michael Wauters		May 13, 2020
Michael Wauters
*    As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE